Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 29, 2018
Prospectus Date	Dec. 29, 2018
UBS U.S. Allocation Fund | Class A
Prospectus:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class P
Prospectus:
Trading Symbol	PWTYX